Supplemental Balance Sheet Information - Prepaid and Other Assets (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2011
Other Current Assets By Type [Line Items]
Prepaid expenses	$ 11.9	$ 24.2	$ 16.4
Spare parts supplies	11.8	11.7	10.7
Deferred taxes	18.2	18.6	20.0
Other current assets	42.5	54.2	46.4
Total prepaid and other assets	$ 84.4	$ 108.7	$ 93.5